Cash flow information (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt, beginning balance	R$ 8,659,420,000	R$ 7,081,618,000	R$ 827,785,000
Acquisitions/Issuance	2,742,805,000	1,940,353,000	5,878,167,000
Business combination	20,780,000
Payments/repurchase	(2,556,703,000)	(277,715,000)	(254,197,000)
Write-offs	(675,000)	(89,000)	24,234,000
Net foreign exchange differences	(474,721,000)	(311,585,000)	512,162,000
Interest accrued	611,685,000	424,775,000	174,894,000
Interest paid	(145,066,000)	(197,937,000)	(81,427,000)
Total debt, ending balance	8,857,525,000	8,659,420,000	7,081,618,000
Fair value adjustments, liabilities arising from financing activities		350,207,000
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt, beginning balance	1,865,880,000	1,928,782,000	284,087,000
Acquisitions/Issuance	2,252,550,000	0	1,570,639,000
Business combination	978,000
Payments/repurchase	(1,833,937,000)	(2,061,000)	(21,022,000)
Write-offs	0	0	0
Net foreign exchange differences	(147,802,000)	(87,158,000)	73,426,000
Interest accrued	61,753,000	69,593,000	21,689,000
Interest paid	0	(43,276,000)	(37,000)
Total debt, ending balance	2,199,422,000	1,865,880,000	1,928,782,000
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt, beginning balance	285,638,000	318,555,000	208,448,000
Acquisitions/Issuance	116,774,000	49,853,000	116,248,000
Business combination	19,802,000
Payments/repurchase	(132,737,000)	(99,655,000)	(55,349,000)
Write-offs	(675,000)	(89,000)	24,234,000
Net foreign exchange differences	(6,967,000)	(5,820,000)	7,486,000
Interest accrued	22,927,000	22,794,000	17,488,000
Interest paid	0	0	0
Total debt, ending balance	304,762,000	285,638,000	318,555,000
Debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt, beginning balance	2,596,519,000	705,975,000	335,250,000
Acquisitions/Issuance	373,481,000	1,890,500,000	500,018,000
Business combination	0
Payments/repurchase	(527,687,000)	(175,999,000)	(177,826,000)
Write-offs	0	0	0
Net foreign exchange differences	0	0	0
Interest accrued	392,857,000	203,275,000	60,919,000
Interest paid	(28,396,000)	(27,232,000)	(12,386,000)
Total debt, ending balance	2,806,774,000	2,596,519,000	705,975,000
Fair value adjustments, liabilities arising from financing activities	120,280,000	86,819,000
Bonds
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt, beginning balance	3,911,383,000	4,128,306,000	0
Acquisitions/Issuance	0	0	3,691,262,000
Business combination	0
Payments/repurchase	(62,342,000)	0	0
Write-offs	0	0	0
Net foreign exchange differences	(319,952,000)	(218,607,000)	431,250,000
Interest accrued	134,148,000	129,113,000	74,798,000
Interest paid	(116,670,000)	(127,429,000)	(69,004,000)
Total debt, ending balance	3,546,567,000	R$ 3,911,383,000	R$ 4,128,306,000
Fair value adjustments, liabilities arising from financing activities	R$ 224,927,000